INVENTORIES	12 Months Ended
Dec. 31, 2011
INVENTORIES [Abstract]
INVENTORIES
NOTE 4:-	INVENTORIES
	December 31,
	2010	2011

Raw materials	$3,146	$2,021
Work in progress	1,998	2,628
Finished products	5,196	5,015

	$10,340	$9,664